DEBT AND BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DEBT AND BORROWING ARRANGEMENTS
Schedule of Credit Lines Available

Atmus’ credit lines available as of December 31, 2023 and December 31, 2022 include:

	As of December 31, 2023		As of December 31, 2022
	Facility Amount	Borrowed Amount	Facility Amount	Borrowed Amount

	(in millions)
Credit facilities:
Term loan September 30, 2027(1)	600.0	600.0	—	—
Revolving credit facility September 30, 2027(1)	400.0	—	—	—
(1)

Atmus maintains a term loan facility and a revolving credit facility as part of the Credit Agreement. The Credit Agreement includes financial covenants that Atmus maintain certain net leverage, secured net leverage and interest coverage ratios. At December 31, 2023, Atmus complied with all financial covenants. The Credit Agreement also contains customary representations, events of default and covenants, including restrictions on the level of borrowing.

Schedule of Aggregate Principal Maturities of Long-Term Debt	Over the next five years, aggregate principal maturities of Atmus’ long-term debt are (in millions):
2024	2025	2026	2027	2028	Thereafter	Total
$7.5	$22.5	$30.0	$540.0	$—	$—	$600.0